UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Dividend Value Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 1.8%
102,287	General Dynamics Corp	$ 20,432,851
	Banks – 16.4%
1,095,404	Bank of America Corp	33,826,075
179,406	CIT Group Inc.	9,495,960
369,666	Citigroup Inc.	26,575,289
258,760	East West Bancorp Inc.	16,752,122
411,742	Home BancShares Inc.	9,548,297
1,418,850	Huntington Bancshares Inc.	21,907,044
447,972	JPMorgan Chase & Co.	51,494,381
978,648	KeyCorp	20,424,384
	Total Banks	190,023,552
	Biotechnology – 2.9%
119,285	AbbVie Inc.	11,001,655
283,124	Gilead Sciences Inc.	22,035,541
	Total Biotechnology	33,037,196
	Capital Markets – 2.2%
276,763	Raymond James Financial Inc.	25,348,723
	Chemicals – 3.5%
77,876	Celanese Corp	9,197,934
249,207	CF Industries Holdings Inc.	11,069,775
107,799	Eastman Chemical Co	11,170,132
53,637	Praxair Inc.	8,984,198
	Total Chemicals	40,422,039
	Communications Equipment – 3.8%
1,048,709	Cisco Systems Inc.	44,349,904
	Diversified Telecommunication Services – 2.3%
838,306	AT&T Inc.	26,800,643
	Electric Utilities – 3.2%
182,190	Evergy Inc.	10,219,037
160,077	NextEra Energy Inc.	26,819,301
	Total Electric Utilities	37,038,338

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.3%
122,704	Hubbell Inc.	$ 15,123,268
	Energy Equipment & Services – 0.7%
183,121	Halliburton Co	7,767,993
	Equity Real Estate Investment Trust – 5.1%
179,591	Crown Castle International Corp	19,904,071
144,320	Digital Realty Trust Inc.	17,523,334
697,706	Park Hotels & Resorts Inc.	21,824,244
	Total Equity Real Estate Investment Trust	59,251,649
	Food & Staples Retailing – 2.3%
294,673	Walmart Inc.	26,293,672
	Food Products – 3.3%
592,430	Conagra Brands Inc.	21,748,105
381,257	Mondelez International Inc.	16,538,929
	Total Food Products	38,287,034
	Health Care Equipment & Supplies – 1.4%
128,051	Zimmer Biomet Holdings Inc.	16,072,962
	Health Care Providers & Services – 4.8%
70,047	Cigna Corp	12,567,833
415,744	CVS Health Corp	26,965,156
62,856	UnitedHealth Group Inc.	15,916,396
	Total Health Care Providers & Services	55,449,385
	Hotels, Restaurants & Leisure – 2.3%
171,714	Hilton Worldwide Holdings Inc.	13,507,036
205,344	Six Flags Entertainment Corp, (2)	13,337,093
	Total Hotels, Restaurants & Leisure	26,844,129
	Household Durables – 1.6%
686,684	Newell Brands Inc.	17,984,254
	Insurance – 4.8%
620,087	Old Republic International Corp	13,214,054
272,150	Prudential Financial Inc.	27,462,657
89,277	Willis Towers Watson PLC	14,232,539
	Total Insurance	54,909,250
	IT Services – 1.0%
140,791	DXC Technology Co	11,930,629
	Mortgage Real Estate Investment Trust – 1.6%
822,077	Starwood Property Trust Inc.	18,776,239

Shares	Description (1)	Value
	Multi-Utilities – 1.6%
385,957	CMS Energy Corp	$ 18,657,161
	Oil, Gas & Consumable Fuels – 13.3%
398,355	Anadarko Petroleum Corp	29,139,668
378,621	Chevron Corporation	47,808,474
273,998	HollyFrontier Corp	20,434,771
356,454	Occidental Petroleum Corp	29,917,184
262,415	Targa Resources Corp	13,401,534
436,971	Williams Companies Inc.	12,999,887
	Total Oil, Gas & Consumable Fuels	153,701,518
	Personal Products – 1.1%
223,444	Unilever NV	12,839,092
	Pharmaceuticals – 4.6%
1,331,226	Pfizer Inc.	53,155,854
	Road & Rail – 2.4%
393,736	CSX Corp	27,829,260
	Semiconductors & Semiconductor Equipment – 0.8%
122,607	Xilinx Inc.	8,836,287
	Software – 1.9%
207,522	Microsoft Corporation	22,013,934
	Technology Hardware, Storage & Peripherals – 4.4%
63,047	Apple Inc.	11,997,213
1,189,113	HP Inc.	27,444,728
170,532	Western Digital Corp	11,962,820
	Total Technology Hardware, Storage & Peripherals	51,404,761
	Tobacco – 2.6%
502,833	Altria Group Inc.	29,506,240

	Total Long-Term Investments (cost $833,336,032)	1,144,087,817

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.1%
	Money Market Funds – 1.1%
12,492,500	First American Government Obligations Fund, Class X, (3)	1.813% (4)	$ 12,492,500
	Total Investments Purchased with Collateral from Securities Lending (cost $12,492,500)		12,492,500

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.8%
	Money Market Funds – 0.8%
9,269,576	First American Treasury Obligations Fund, Class Z	1.753% (4)	$ 9,269,576
	Total Short-Term Investments (cost $9,269,576)		9,269,576
	Total Investments (cost $855,098,108) – 100.9%		1,165,849,893
	Other Assets Less Liabilities – (0.9)%		(10,602,899)
	Net Assets – 100%		$ 1,155,246,994
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,144,087,817	$ —	$ —	$1,144,087,817
Investments Purchased with Collateral from Securities Lending	12,492,500	—	—	12,492,500
Short-Term Investments:
Money Market Funds	9,269,576	—	—	9,269,576
Total	$1,165,849,893	$ —	$ —	$1,165,849,893
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$855,736,061
Gross unrealized:
Appreciation	$320,413,401
Depreciation	(10,299,569)
Net unrealized appreciation (depreciation) of investments	$310,113,832

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,340,500.
(3)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Value Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 2.1%
14,993	L3 Technologies Inc.	$ 3,215,099
	Air Freight & Logistics – 0.8%
12,188	XPO Logistics Inc., (2)	1,215,387
	Airlines – 1.2%
103,179	JetBlue Airways Corp, (2)	1,857,222
	Banks – 7.6%
43,770	East West Bancorp Inc.	2,833,670
202,697	Huntington Bancshares Inc.	3,129,641
166,063	KeyCorp	3,465,735
45,139	Western Alliance Bancorp, (2)	2,560,284
	Total Banks	11,989,330
	Capital Markets – 5.7%
50,871	E*TRADE Financial Corp, (2)	3,042,595
14,451	Evercore Inc.	1,632,963
21,626	Nasdaq Inc.	1,976,616
25,125	Raymond James Financial Inc.	2,301,199
	Total Capital Markets	8,953,373
	Chemicals – 4.1%
16,962	Celanese Corp	2,003,382
50,813	CF Industries Holdings Inc.	2,257,113
20,947	Eastman Chemical Co	2,170,528
	Total Chemicals	6,431,023
	Consumer Finance – 1.6%
35,984	Discover Financial Services	2,569,617
	Electric Utilities – 1.5%
43,242	Evergy Inc.	2,425,444
	Electrical Equipment – 1.3%
16,670	Hubbell Inc.	2,054,578
	Energy Equipment & Services – 1.4%
54,356	Apergy Corp, (2)	2,228,596

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 11.0%
149,267	Brandywine Realty Trust	$2,461,413
22,535	Digital Realty Trust Inc.	2,736,200
71,590	First Industrial Realty Trust Inc.	2,330,254
26,263	Mid-America Apartment Communities Inc.	2,646,785
65,803	Park Hotels & Resorts Inc.	2,058,318
24,458	SL Green Realty Corp	2,521,864
79,587	Washington Real Estate Investment Trust	2,426,608
	Total Equity Real Estate Investment Trust	17,181,442
	Food Products – 2.6%
71,898	Conagra Brands Inc.	2,639,375
21,092	Pinnacle Foods Inc.	1,400,931
	Total Food Products	4,040,306
	Gas Utilities – 1.4%
39,684	National Fuel Gas Co	2,131,031
	Health Care Equipment & Supplies – 2.3%
4,259	Teleflex Inc.	1,161,472
19,272	Zimmer Biomet Holdings Inc.	2,419,021
	Total Health Care Equipment & Supplies	3,580,493
	Health Care Providers & Services – 2.5%
18,380	Centene Corp, (2)	2,395,466
8,458	Cigna Corp	1,517,534
	Total Health Care Providers & Services	3,913,000
	Hotels, Restaurants & Leisure – 4.2%
22,233	Hyatt Hotels Corp	1,739,288
71,085	MGM Resorts International	2,229,936
51,068	Norwegian Cruise Line Holdings Ltd, (2)	2,554,932
	Total Hotels, Restaurants & Leisure	6,524,156
	Household Durables – 3.2%
65,474	DR Horton Inc.	2,861,214
83,496	Newell Brands Inc.	2,186,760
	Total Household Durables	5,047,974
	Independent Power & Renewable Electricity Producers – 1.7%
114,440	Vistra Energy Corp, (2)	2,586,344
	Insurance – 5.1%
52,660	Hartford Financial Services Group Inc.	2,775,182
115,190	Old Republic International Corp	2,454,699
17,303	Willis Towers Watson PLC	2,758,444
	Total Insurance	7,988,325

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	IT Services – 4.2%
28,312	DXC Technology Co	$2,399,159
113,986	First Data Corp, (2)	2,651,314
70,860	Perspecta Inc.	1,537,662
	Total IT Services	6,588,135
	Leisure Products – 0.5%
8,588	Hasbro Inc.	855,451
	Life Sciences Tools & Services – 1.0%
23,415	Agilent Technologies Inc.	1,546,327
	Machinery – 4.9%
25,716	Crane Co	2,329,098
14,292	Dover Corp	1,185,950
15,846	Ingersoll-Rand PLC, Class A	1,560,989
17,484	Stanley Black & Decker Inc.	2,613,334
	Total Machinery	7,689,371
	Media – 1.8%
63,140	Lions Gate Entertainment Corp	1,505,889
117,152	TEGNA Inc.	1,292,187
	Total Media	2,798,076
	Mortgage Real Estate Investment Trust – 1.7%
119,351	Starwood Property Trust Inc.	2,725,977
	Multi-Utilities – 3.7%
105,001	NiSource Inc.	2,748,926
60,388	Public Service Enterprise Group Inc.	3,113,605
	Total Multi-Utilities	5,862,531
	Oil, Gas & Consumable Fuels – 7.2%
34,104	Anadarko Petroleum Corp	2,494,708
30,361	HollyFrontier Corp	2,264,323
136,878	Marathon Oil Corp	2,890,863
57,107	Newfield Exploration Co, (2)	1,640,113
40,277	Targa Resources Corp	2,056,947
	Total Oil, Gas & Consumable Fuels	11,346,954
	Pharmaceuticals – 1.5%
61,242	Mylan NV, (2)	2,284,939
	Real Estate Management & Development – 1.0%
9,579	Jones Lang LaSalle Inc.	1,638,105

Shares	Description (1)	Value
	Road & Rail – 1.7%
30,870	Genesee & Wyoming Inc., (2)	$ 2,654,820
	Semiconductors & Semiconductor Equipment – 1.2%
108,193	Cypress Semiconductor Corp	1,926,917
	Software – 3.5%
11,215	Autodesk Inc., (2)	1,440,455
29,431	PTC Inc., (2)	2,705,003
11,537	Take-Two Interactive Software Inc., (2)	1,303,912
	Total Software	5,449,370
	Specialty Retail – 1.6%
22,809	Best Buy Co Inc.	1,711,359
14,750	Signet Jewelers Ltd	851,665
	Total Specialty Retail	2,563,024
	Technology Hardware, Storage & Peripherals – 1.8%
13,389	NetApp Inc.	1,037,915
24,413	Western Digital Corp	1,712,572
	Total Technology Hardware, Storage & Peripherals	2,750,487

	Total Long-Term Investments (cost $132,489,221)	154,613,224

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.4%
	Money Market Funds – 3.4%
5,346,541	First American Treasury Obligations Fund, Class Z	1.753% (3)	$ 5,346,541
	Total Short-Term Investments (cost $5,346,541)		5,346,541
	Total Investments (cost $137,835,762) – 102.0%		159,959,765
	Other Assets Less Liabilities – (2.0)%		(3,099,242)
	Net Assets – 100%		$ 156,860,523
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$154,613,224	$ —	$ —	$154,613,224
Short-Term Investments:
Money Market Funds	5,346,541	—	—	5,346,541
Total	$159,959,765	$ —	$ —	$159,959,765
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$137,859,906
Gross unrealized:
Appreciation	$ 24,498,478
Depreciation	(2,398,619)
Net unrealized appreciation (depreciation) of investments	$ 22,099,859
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Value Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Air Freight & Logistics – 1.1%
1,235,838	Air Transport Services Group Inc., (2)	$ 27,843,430
	Auto Components – 1.9%
802,715	Cooper Tire & Rubber Co, (3)	22,917,513
1,269,750	Dana Inc.	27,109,163
	Total Auto Components	50,026,676
	Banks – 19.2%
798,293	Banner Corp	50,268,510
736,811	Berkshire Hills Bancorp Inc.	29,914,527
1,007,201	Cathay General Bancorp	41,889,489
582,612	Customers Bancorp Inc., (2)	14,839,128
1,070,647	First Busey Corp	33,960,923
689,406	Heartland Financial USA Inc.	40,502,602
962,969	Home BancShares Inc.	22,331,251
578,387	IBERIABANK Corp	48,063,960
687,421	Preferred Bank Los Angeles	42,785,083
986,700	Renasant Corp	44,085,756
1,976,507	Sterling Bancorp	43,878,455
425,000	Webster Financial Corp	27,425,250
441,801	Western Alliance Bancorp, (2)	25,058,953
490,389	Wintrust Financial Corp	43,021,827
	Total Banks	508,025,714
	Beverages – 0.6%
918,070	Primo Water Corp, (2)	16,112,129
	Building Products – 2.0%
1,206,510	Gibraltar Industries Inc.	52,422,859
	Capital Markets – 2.6%
358,347	Evercore Inc.	40,493,211
352,989	Piper Jaffray Cos	27,303,699
	Total Capital Markets	67,796,910
	Chemicals – 2.6%
591,471	Kraton Corp, (2)	28,443,840
519,905	Minerals Technologies Inc.	39,304,818
	Total Chemicals	67,748,658

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 3.2%
440,113	Brink's Co	$35,143,023
882,663	Quad Graphics Inc.	18,147,551
775,042	SP Plus Corp, (2)	30,226,638
	Total Commercial Services & Supplies	83,517,212
	Communications Equipment – 5.0%
511,494	NETGEAR Inc., (2)	33,681,880
705,143	Plantronics Inc.	48,415,118
1,908,162	Radware Ltd, (2)	50,413,640
	Total Communications Equipment	132,510,638
	Construction & Engineering – 3.2%
1,360,844	Aegion Corp, (2)	33,721,714
370,740	EMCOR Group Inc.	28,528,443
1,150,501	Tutor Perini Corp, (2)	21,284,269
	Total Construction & Engineering	83,534,426
	Diversified Telecommunication Services – 1.1%
2,298,612	Vonage Holdings Corp, (2)	29,445,220
	Electric Utilities – 1.0%
431,878	El Paso Electric Co	26,905,999
	Electrical Equipment – 1.2%
364,818	Regal Beloit Corp	31,356,107
	Electronic Equipment, Instruments & Components – 1.4%
2,154,143	TTM Technologies Inc., (2)	37,395,922
	Energy Equipment & Services – 3.0%
568,067	Apergy Corp, (2)	23,290,747
2,958,040	ProPetro Holding Corp, (2)	48,630,178
824,628	Superior Energy Services Inc.	8,114,339
	Total Energy Equipment & Services	80,035,264
	Equity Real Estate Investment Trust – 7.8%
2,407,185	Brandywine Realty Trust	39,694,481
1,179,662	Kite Realty Group Trust	19,900,898
836,894	Preferred Apartment Communities Inc.	14,160,247
1,461,110	RLJ Lodging Trust	33,006,475
1,270,994	STAG Industrial Inc.	34,723,556
2,336,836	Summit Hotel Properties Inc.	33,066,229
1,053,513	Washington Real Estate Investment Trust	32,121,611
	Total Equity Real Estate Investment Trust	206,673,497

Shares	Description (1)	Value
	Gas Utilities – 2.1%
587,292	South Jersey Industries Inc.	$19,926,817
511,331	Spire Inc.	36,611,300
	Total Gas Utilities	56,538,117
	Health Care Equipment & Supplies – 1.0%
746,173	Natus Medical Inc., (2)	27,235,315
	Health Care Providers & Services – 2.0%
435,470	AMN Healthcare Services Inc., (2), (3)	26,345,935
819,997	Tivity Health Inc., (2)	27,633,899
	Total Health Care Providers & Services	53,979,834
	Household Durables – 2.5%
1,236,187	La-Z-Boy Inc.	37,703,704
1,113,628	M/I Homes Inc.	28,798,420
	Total Household Durables	66,502,124
	Insurance – 4.2%
555,291	American Equity Investment Life Holding Co	19,840,547
425,114	AMERISAFE Inc.	26,697,159
357,438	Argo Group International Holdings Ltd	22,357,747
1,479,970	CNO Financial Group Inc.	30,117,390
281,736	Horace Mann Educators Corp	12,311,863
	Total Insurance	111,324,706
	Internet Software & Services – 1.6%
1,502,846	Cars.com Inc., (2), (3)	42,635,741
	Leisure Products – 0.8%
311,237	Brunswick Corp	20,012,539
	Machinery – 2.8%
2,462,773	Milacron Holdings Corp, (2)	51,348,817
988,246	NN Inc.	21,247,289
	Total Machinery	72,596,106
	Media – 0.8%
401,140	Meredith Corp, (3)	21,320,591
	Metals & Mining – 2.7%
689,492	Allegheny Technologies Inc.	19,167,878
962,436	Commercial Metals Co	21,500,820
2,569,249	SunCoke Energy Inc.	29,315,131
	Total Metals & Mining	69,983,829
	Mortgage Real Estate Investment Trust – 1.7%
2,661,878	Invesco Mortgage Capital Inc.	44,160,556

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail – 1.2%
717,667	Big Lots Inc.	$ 31,168,278
	Multi-Utilities – 1.3%
585,502	Black Hills Corp, (3)	35,112,555
	Oil, Gas & Consumable Fuels – 4.6%
2,299,893	Callon Petroleum Co, (2)	24,746,849
966,568	Delek US Holdings Inc.	51,537,406
3,313,904	HighPoint Resources Corp, (2)	21,672,932
1,315,496	WPX Energy Inc., (2)	24,691,860
	Total Oil, Gas & Consumable Fuels	122,649,047
	Pharmaceuticals – 0.8%
582,218	Prestige Brands Holdings Inc., (2)	20,802,649
	Professional Services – 1.0%
393,879	Korn Ferry International	25,988,136
	Semiconductors & Semiconductor Equipment – 1.6%
1,246,210	Cypress Semiconductor Corp	22,195,000
203,507	MKS Instruments Inc.	19,190,710
	Total Semiconductors & Semiconductor Equipment	41,385,710
	Software – 1.3%
2,874,370	TiVo Corp	34,923,596
	Specialty Retail – 2.2%
1,068,719	Aaron's Inc.	46,286,220
217,329	Signet Jewelers Ltd	12,548,576
	Total Specialty Retail	58,834,796
	Textiles, Apparel & Luxury Goods – 0.3%
306,982	Culp Inc.	7,613,154
	Thrifts & Mortgage Finance – 4.1%
1,203,417	Flagstar Bancorp Inc., (2)	40,976,349
1,841,358	Radian Group Inc.	35,262,006
576,956	WSFS Financial Corp	32,713,405
	Total Thrifts & Mortgage Finance	108,951,760
	Water Utilities – 1.0%
649,428	California Water Service Group	26,691,491

	Total Long-Term Investments (cost $2,349,736,935)	2,601,761,291

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.8%
	Money Market Funds – 0.8%
21,921,177	First American Government Obligations Fund, Class X, (4)	1.813% (5)	$ 21,921,177
	Total Investments Purchased with Collateral from Securities Lending (cost $21,921,177)		21,921,177

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.4%
	Money Market Funds – 1.4%
37,344,289	First American Treasury Obligations Fund, Class Z	1.753% (5)	$ 37,344,289
	Total Short-Term Investments (cost $37,344,289)		37,344,289
	Total Investments (cost $2,409,002,401) – 100.7%		2,661,026,757
	Other Assets Less Liabilities – (0.7)%		(18,140,215)
	Net Assets – 100%		$ 2,642,886,542
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,601,761,291	$ —	$ —	$2,601,761,291
Investments Purchased with Collateral from Securities Lending	21,921,177	—	—	21,921,177
Short-Term Investments:
Money Market Funds	37,344,289	—	—	37,344,289
Total	$2,661,026,757	$ —	$ —	$2,661,026,757

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$2,410,025,723
Gross unrealized:
Appreciation	$ 320,337,173
Depreciation	(69,336,139)
Net unrealized appreciation (depreciation) of investments	$ 251,001,034
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $21,701,653.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 98.0%
	Aerospace & Defense – 4.7%
44,883	L3 Technologies Inc.	$9,624,711
157,353	Textron Inc	10,742,489
37,593	TransDigm Group Inc., (2), (3)	14,117,675
	Total Aerospace & Defense	34,484,875
	Air Freight & Logistics – 1.4%
98,371	XPO Logistics Inc., (2)	9,809,556
	Auto Components – 2.0%
175,063	BorgWarner Inc.	8,056,399
146,302	Delphi Technologies PLC	6,608,477
	Total Auto Components	14,664,876
	Banks – 1.4%
124,952	East West Bancorp Inc.	8,089,392
77,667	Home BancShares Inc.	1,801,098
	Total Banks	9,890,490
	Capital Markets – 9.1%
186,564	E*TRADE Financial Corp, (2)	11,158,393
65,226	Evercore Inc.	7,370,538
84,104	Moody's Corporation	14,391,876
52,040	MSCI Inc	8,648,528
70,818	Nasdaq Inc.	6,472,765
104,861	Raymond James Financial Inc.	9,604,219
146,341	TD Ameritrade Holding Corp	8,363,388
	Total Capital Markets	66,009,707
	Chemicals – 3.6%
89,739	Celanese Corp	10,599,073
164,939	CF Industries Holdings Inc.	7,326,590
17,965	Sherwin-Williams Co/The	7,917,715
	Total Chemicals	25,843,378
	Communications Equipment – 1.8%
21,058	Arista Networks Inc., (2)	5,385,162
37,891	Palo Alto Networks Inc, (2)	7,512,270
	Total Communications Equipment	12,897,432

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Consumer Finance – 1.7%
177,463	Discover Financial Services	$ 12,672,633
	Electrical Equipment – 1.2%
110,817	AMETEK Inc	8,621,563
	Electronic Equipment, Instruments & Components – 1.1%
84,604	Amphenol Corp	7,911,320
	Energy Equipment & Services – 0.8%
134,311	Apergy Corp, (2)	5,506,751
	Health Care Equipment & Supplies – 5.0%
82,774	Edwards Lifesciences Corporation, (2)	11,791,156
88,613	Insulet Corp, (2)	7,369,057
309,154	Novocure Ltd, (2)	10,511,236
25,447	Teleflex Inc.	6,939,652
	Total Health Care Equipment & Supplies	36,611,101
	Health Care Providers & Services – 5.3%
109,650	Centene Corp, (2)	14,290,684
50,737	Cigna Corp	9,103,233
91,510	HealthEquity Inc, (2)	6,909,005
25,968	Humana Inc., (3)	8,158,626
	Total Health Care Providers & Services	38,461,548
	Health Care Technology – 0.7%
82,648	Teladoc Inc., (2), (3)	4,946,483
	Hotels, Restaurants & Leisure – 6.4%
151,855	Hilton Worldwide Holdings Inc.	11,944,914
102,619	Hyatt Hotels Corp	8,027,885
298,316	MGM Resorts International	9,358,173
105,463	Norwegian Cruise Line Holdings Ltd, (2)	5,276,314
70,285	Wynn Resorts Ltd	11,722,132
	Total Hotels, Restaurants & Leisure	46,329,418
	Household Durables – 0.9%
149,754	DR Horton Inc.	6,544,250
	Industrial Conglomerates – 1.3%
31,935	Roper Technologies Inc.	9,641,177
	Internet & Direct Marketing Retail – 1.8%
99,986	Expedia Group Inc.	13,382,126

Shares	Description (1)	Value
	Internet Software & Services – 2.9%
117,916	Dropbox Inc, (2), (3)	$3,156,611
81,337	GoDaddy Inc., (2)	5,988,030
57,455	LogMeIn Inc.	4,656,728
237,058	Twitter Inc, (2)	7,555,038
	Total Internet Software & Services	21,356,407
	IT Services – 11.2%
137,624	DXC Technology Co	11,662,258
971,006	First Data Corp, (2)	22,585,600
55,133	FleetCor Technologies Inc., (2)	11,963,861
347,375	Perspecta Inc.	7,538,037
153,136	Total System Services Inc	14,018,069
171,701	Worldpay Inc, (2)	14,112,105
	Total IT Services	81,879,930
	Leisure Products – 0.6%
44,161	Polaris Industries Inc	4,655,453
	Life Sciences Tools & Services – 4.0%
426,999	Accelerate Diagnostics Inc, (2)	9,372,628
71,726	IQVIA Holdings Inc., (2)	8,746,269
54,808	Waters Corp, (2)	10,811,974
	Total Life Sciences Tools & Services	28,930,871
	Machinery – 2.3%
32,050	IDEX Corp	4,922,239
94,799	WABCO Holdings Inc.	11,914,338
	Total Machinery	16,836,577
	Media – 2.1%
85,654	GCI Liberty Inc, (2)	4,120,814
237,107	Liberty Media Corp-Liberty SiriusXM, (2)	11,177,224
	Total Media	15,298,038
	Oil, Gas & Consumable Fuels – 1.2%
424,752	Marathon Oil Corp	8,970,762
	Professional Services – 1.4%
191,538	IHS Markit Ltd, (2)	10,157,260
	Road & Rail – 2.1%
86,129	JB Hunt Transport Services Inc	10,326,867
42,650	Kansas City Southern	4,958,916
	Total Road & Rail	15,285,783

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 5.4%
73,598	Lam Research Corp	$14,030,722
381,951	Marvell Technology Group Ltd	8,139,376
124,874	Microchip Technology Inc., (3)	11,666,978
40,922	Monolithic Power Systems Inc	5,429,531
	Total Semiconductors & Semiconductor Equipment	39,266,607
	Software – 9.0%
88,889	Autodesk Inc., (2)	11,416,903
250,672	Cadence Design Systems Inc., (2)	11,052,129
57,423	Electronic Arts Inc., (2)	7,393,211
76,140	PTC Inc., (2)	6,998,027
38,666	Red Hat Inc, (2)	5,460,799
50,927	ServiceNow Inc, (2)	8,961,115
64,552	Splunk Inc., (2)	6,203,447
70,988	Take-Two Interactive Software Inc., (2)	8,023,064
	Total Software	65,508,695
	Specialty Retail – 3.5%
86,590	CarMax Inc., (2), (3)	6,466,541
38,645	O'Reilly Automotive Inc, (2)	11,825,370
84,297	Ross Stores Inc	7,370,087
	Total Specialty Retail	25,661,998
	Technology Hardware, Storage & Peripherals – 2.1%
200,828	NetApp Inc.	15,568,187
	Total Common Stocks (cost $569,866,133)	713,605,252

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 1.3%
97,973	SPDR S&P Biotech ETF, (3)	$ 9,335,847
	Total Exchange-Traded Funds (cost $8,155,026)	9,335,847

	Total Long-Term Investments (cost $578,021,159)	722,941,099

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.8%
	Money Market Funds – 3.8%
27,677,507	First American Government Obligations Fund, Class X, (5)	1.813% (6)	$ 27,677,507
	Total Investments Purchased with Collateral from Securities Lending (cost $27,677,507)		27,677,507

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.6%
	Money Market Funds – 0.6%
4,729,445	First American Treasury Obligations Fund, Class Z	1.753% (6)	$ 4,729,445
	Total Short-Term Investments (cost $4,729,445)		4,729,445
	Total Investments (cost $610,428,111) – 103.7%		755,348,051
	Other Assets Less Liabilities – (3.7)%		(26,976,631)
	Net Assets – 100%		$ 728,371,420
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$713,605,252	$ —	$ —	$713,605,252
Exchange-Traded Funds	9,335,847	—	—	9,335,847
Investments Purchased with Collateral from Securities Lending	27,677,507	—	—	27,677,507
Short-Term Investments:
Money Market Funds	4,729,445	—	—	4,729,445
Total	$755,348,051	$ —	$ —	$755,348,051

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$613,749,063
Gross unrealized:
Appreciation	$155,682,003
Depreciation	(14,083,015)
Net unrealized appreciation (depreciation) of investments	$141,598,988
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $27,051,208.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
SPDR	Standard & Poor's Depositary Receipt

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 95.5%
	Aerospace & Defense – 1.1%
30,091	Mercury Systems Inc., (2)	$ 1,255,697
	Banks – 3.9%
50,869	Cathay General Bancorp	2,115,642
52,477	Home BancShares Inc.	1,216,941
13,440	Texas Capital Bancshares Inc., (2)	1,220,352
	Total Banks	4,552,935
	Biotechnology – 6.6%
18,030	Autolus Therapeutics PLC, (2), (3)	423,344
41,818	Fate Therapeutics Inc., (2), (3)	373,435
12,412	FibroGen Inc., (2)	783,197
29,782	Immunomedics Inc, (2)	712,683
5,526	Ligand Pharmaceuticals Inc., (2)	1,206,492
4,433	Loxo Oncology Inc., (2)	742,926
57,937	Natera Inc., (2)	1,330,234
29,223	Repligen Corp, (2)	1,412,348
5,382	Sage Therapeutics Inc., (2)	776,730
	Total Biotechnology	7,761,389
	Building Products – 2.9%
50,765	Continental Building Products Inc., (2)	1,619,404
40,414	Gibraltar Industries Inc.	1,755,988
	Total Building Products	3,375,392
	Capital Markets – 1.7%
18,106	Evercore Inc.	2,045,978
	Chemicals – 4.1%
74,455	Ferro Corp	1,676,726
39,059	GCP Applied Technologies Inc, (2)	1,138,570
20,503	Ingevity Corporation, (2)	2,043,534
	Total Chemicals	4,858,830
	Commercial Services & Supplies – 3.0%
77,714	Interface Inc.	1,740,794
17,108	MSA Safety Inc.	1,725,855
	Total Commercial Services & Supplies	3,466,649

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 2.8%
61,107	Ciena Corp, (2)	$1,552,118
26,056	Plantronics Inc.	1,789,005
	Total Communications Equipment	3,341,123
	Construction & Engineering – 1.5%
37,391	MasTec Inc., (2)	1,740,551
	Diversified Consumer Services – 1.1%
11,155	Grand Canyon Education Inc, (2)	1,299,892
	Electronic Equipment, Instruments & Components – 1.2%
21,294	Belden Inc.	1,378,787
	Food Products – 1.0%
61,770	Nomad Foods Ltd, (2)	1,173,630
	Health Care Equipment & Supplies – 8.3%
61,435	AtriCure Inc., (2)	1,760,113
15,422	Insulet Corp, (2)	1,282,494
14,649	iRhythm Technologies Inc, (2), (3)	1,106,732
13,148	LivaNova PLC, (2)	1,447,989
29,354	Merit Medical Systems Inc., (2)	1,593,922
36,735	Novocure Ltd, (2)	1,248,990
28,115	Tactile Systems Technology Inc., (2)	1,351,488
	Total Health Care Equipment & Supplies	9,791,728
	Health Care Providers & Services – 3.2%
9,917	Amedisys Inc, (2)	928,529
31,947	AMN Healthcare Services Inc., (2)	1,932,793
10,262	LHC Group Inc., (2)	883,353
	Total Health Care Providers & Services	3,744,675
	Health Care Technology – 3.2%
19,514	Tabula Rasa HealthCare Inc, (2)	1,136,495
15,465	Teladoc Inc., (2), (3)	925,580
55,247	Vocera Communications Inc., (2)	1,667,355
	Total Health Care Technology	3,729,430
	Hotels, Restaurants & Leisure – 3.2%
17,391	BJ's Restaurants Inc.	1,099,981
14,735	Marriott Vacations Worldwide Corp	1,755,086
17,302	Wingstop Inc	853,853
	Total Hotels, Restaurants & Leisure	3,708,920
	Household Durables – 2.8%
27,371	Installed Building Products Inc, (2)	1,494,457

Shares	Description (1)	Value
	Household Durables (continued)
58,949	La-Z-Boy Inc.	$ 1,797,944
	Total Household Durables	3,292,401
	Internet Software & Services – 3.4%
15,421	2U Inc, (2)	1,166,753
35,559	Mimecast Ltd, (2)	1,276,924
59,766	SendGrid Inc., (2)	1,525,826
	Total Internet Software & Services	3,969,503
	IT Services – 1.4%
25,483	InterXion Holding NV, (2)	1,653,337
	Leisure Products – 0.9%
28,090	Malibu Boats Inc., (2)	1,055,903
	Life Sciences Tools & Services – 4.1%
57,985	Accelerate Diagnostics Inc, (2)	1,272,771
22,499	Cambrex Corp, (2)	1,406,188
20,245	PRA Health Sciences Inc, (2)	2,128,559
	Total Life Sciences Tools & Services	4,807,518
	Machinery – 3.9%
65,653	Evoqua Water Technologies Corp, (2)	1,401,035
39,442	Kennametal Inc.	1,536,661
73,984	Welbilt Inc., (2)	1,686,835
	Total Machinery	4,624,531
	Media – 0.9%
14,685	Nexstar Media Group Inc.	1,093,298
	Multiline Retail – 1.3%
21,921	Ollie's Bargain Outlet Holdings Inc, (2)	1,523,509
	Oil, Gas & Consumable Fuels – 3.0%
117,540	Callon Petroleum Co, (2)	1,264,731
69,722	Centennial Resource Development Inc/DE, (2)	1,252,207
31,322	Matador Resources Co, (2)	1,049,287
	Total Oil, Gas & Consumable Fuels	3,566,225
	Pharmaceuticals – 1.8%
12,954	MyoKardia Inc., (2)	743,559
68,542	Optinose Inc., (2), (3)	1,394,830
	Total Pharmaceuticals	2,138,389
	Professional Services – 0.9%
16,329	Korn Ferry International	1,077,387

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.4%
51,661	Knight-Swift Transportation Holdings Inc.	$ 1,681,566
	Semiconductors & Semiconductor Equipment – 3.9%
54,315	Entegris Inc.	1,909,172
8,934	Monolithic Power Systems Inc	1,185,363
38,151	Versum Materials Inc.	1,470,721
	Total Semiconductors & Semiconductor Equipment	4,565,256
	Software – 7.0%
27,402	Blackline Inc., (2), (3)	1,170,065
22,455	CommVault Systems Inc., (2)	1,457,330
46,068	Rapid7 Inc., (2)	1,281,151
31,138	RealPage Inc, (2)	1,715,704
47,727	SailPoint Technologies Holding Inc, (2)	1,149,743
23,914	Varonis Systems Inc., (2)	1,429,459
591,081	Videopropulsion Inc, (2), (4)	1
	Total Software	8,203,453
	Specialty Retail – 3.6%
33,801	Aaron's Inc.	1,463,921
58,394	Camping World Holdings Inc., (3)	1,294,595
12,174	Children's Place Retail Stores Inc.	1,496,185
	Total Specialty Retail	4,254,701
	Technology Hardware, Storage & Peripherals – 1.3%
70,450	Pure Storage Inc., (2)	1,525,947
	Textiles, Apparel & Luxury Goods – 2.4%
18,420	Oxford Industries Inc.	1,696,850
21,812	Steven Madden Ltd	1,178,939
	Total Textiles, Apparel & Luxury Goods	2,875,789
	Trading Companies & Distributors – 2.7%
76,044	MRC Global Inc., (2)	1,722,397
15,706	SiteOne Landscape Supply Inc., (2)	1,400,347
	Total Trading Companies & Distributors	3,122,744
	Total Common Stocks (cost $92,898,106)	112,257,063

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 3.0%
5,726	iShares Russell 2000 Growth ETF, (3)	$1,188,431
24,638	SPDR S&P Biotech ETF, (3)	2,347,755
	Total Exchange-Traded Funds (cost $3,543,739)	3,536,186

	Total Long-Term Investments (cost $96,441,845)	115,793,249

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.7%
	Money Market Funds – 5.7%
6,647,559	First American Government Obligations Fund, Class X, (6)	1.813% (7)	$ 6,647,559
	Total Investments Purchased with Collateral from Securities Lending (cost $6,647,559)		6,647,559

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.9%
	Money Market Funds – 1.9%
2,219,867	First American Treasury Obligations Fund, Class Z	1.753% (7)	$ 2,219,867
	Total Short-Term Investments (cost $2,219,867)		2,219,867
	Total Investments (cost $105,309,271) – 106.1%		124,660,675
	Other Assets Less Liabilities – (6.1)%		(7,149,108)
	Net Assets – 100%		$ 117,511,567
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$112,257,062	$ —	$ 1	$112,257,063
Exchange-Traded Funds	3,536,186	—	—	3,536,186
Investments Purchased with Collateral from Securities Lending	6,647,559	—	—	6,647,559
Short-Term Investments:
Money Market Funds	2,219,867	—	—	2,219,867
Total	$124,660,674	$ —	$ 1	$124,660,675

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$105,609,133
Gross unrealized:
Appreciation	$ 21,035,833
Depreciation	(1,984,291)
Net unrealized appreciation (depreciation) of investments	$ 19,051,542
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,495,543.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
SPDR	Standard & Poor's Depositary Receipt

Nuveen Large Cap Select Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Aerospace & Defense – 1.7%
4,093	Lockheed Martin Corporation	$ 1,334,727
	Air Freight & Logistics – 1.2%
8,972	XPO Logistics Inc., (2)	894,688
	Airlines – 1.0%
13,383	Delta Air Lines Inc.	728,303
	Banks – 10.5%
64,302	Bank of America Corp	1,985,646
22,813	Citigroup Inc.	1,640,026
27,505	JPMorgan Chase & Co.	3,161,700
59,546	KeyCorp	1,242,725
	Total Banks	8,030,097
	Biotechnology – 2.7%
16,659	Gilead Sciences Inc.	1,296,570
4,167	Vertex Pharmaceuticals Inc., (2)	729,433
	Total Biotechnology	2,026,003
	Capital Markets – 4.3%
33,462	E*TRADE Financial Corp, (2)	2,001,362
13,828	Raymond James Financial Inc.	1,266,507
	Total Capital Markets	3,267,869
	Chemicals – 1.3%
4,232	CF Industries Holdings Inc.	187,986
7,884	Eastman Chemical Co	816,940
	Total Chemicals	1,004,926
	Communications Equipment – 1.8%
31,646	Cisco Systems Inc.	1,338,309
	Electric Utilities – 3.4%
28,972	Exelon Corp	1,231,310
8,157	NextEra Energy Inc.	1,366,624
	Total Electric Utilities	2,597,934
	Electrical Equipment – 1.5%
9,015	Hubbell Inc.	1,111,099

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.6%
2,820	Equinix Inc.	$ 1,238,770
	Food Products – 2.1%
42,683	Conagra Brands Inc.	1,566,893
	Health Care Equipment & Supplies – 1.8%
40,739	Boston Scientific Corp, (2)	1,369,238
	Health Care Providers & Services – 9.7%
12,317	Cigna Corp	2,209,916
28,273	CVS Health Corp	1,833,787
20,112	Express Scripts Holding Co, (2)	1,598,099
5,667	Humana Inc.	1,780,458
	Total Health Care Providers & Services	7,422,260
	Hotels, Restaurants & Leisure – 3.1%
9,470	Hyatt Hotels Corp	740,838
26,612	MGM Resorts International	834,818
16,494	Norwegian Cruise Line Holdings Ltd, (2)	825,195
	Total Hotels, Restaurants & Leisure	2,400,851
	Household Durables – 1.5%
42,602	Newell Brands Inc.	1,115,746
	Insurance – 1.8%
13,486	Prudential Financial Inc.	1,360,872
	Internet & Direct Marketing Retail – 4.5%
1,496	Amazon.com Inc., (2)	2,659,050
2,392	Netflix Inc., (2)	807,181
	Total Internet & Direct Marketing Retail	3,466,231
	Internet Software & Services – 4.1%
2,552	Alphabet Inc., (2)	3,131,865
	IT Services – 8.9%
11,053	DXC Technology Co	936,631
75,105	First Data Corp, (2)	1,746,943
3,703	FleetCor Technologies Inc., (2)	803,551
9,426	Mastercard Inc.	1,866,348
11,772	PayPal Holdings Inc., (2)	966,952
20,919	Perspecta Inc.	453,942
	Total IT Services	6,774,367
	Oil, Gas & Consumable Fuels – 8.6%
26,152	Anadarko Petroleum Corp	1,913,019

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
11,563	HollyFrontier Corp	$862,368
50,246	Marathon Oil Corp	1,061,195
23,092	Occidental Petroleum Corp	1,938,112
16,155	Targa Resources Corp	825,036
	Total Oil, Gas & Consumable Fuels	6,599,730
	Pharmaceuticals – 3.8%
25,743	Mylan NV, (2)	960,471
48,817	Pfizer Inc.	1,949,263
	Total Pharmaceuticals	2,909,734
	Road & Rail – 2.7%
16,876	CSX Corp	1,192,796
10,541	Genesee & Wyoming Inc., (2)	906,526
	Total Road & Rail	2,099,322
	Semiconductors & Semiconductor Equipment – 1.6%
3,236	Lam Research Corp	616,911
11,561	Micron Technology Inc., (2)	610,305
	Total Semiconductors & Semiconductor Equipment	1,227,216
	Software – 9.7%
5,540	Adobe Systems Inc., (2)	1,355,527
7,993	Autodesk Inc., (2)	1,026,621
3,875	Intuit Inc.	791,430
39,614	Microsoft Corporation	4,202,253
	Total Software	7,375,831
	Technology Hardware, Storage & Peripherals – 4.0%
10,733	Apple Inc.	2,042,383
43,288	HP Inc.	999,087
	Total Technology Hardware, Storage & Peripherals	3,041,470

	Total Long-Term Investments (cost $69,161,368)	75,434,351

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.8%
	Money Market Funds – 0.8%
632,918	First American Treasury Obligations Fund, Class Z	1.753% (3)	$ 632,918
	Total Short-Term Investments (cost $632,918)		632,918
	Total Investments (cost $69,794,286) – 99.7%		76,067,269
	Other Assets Less Liabilities – 0.3%		229,594
	Net Assets – 100%		$ 76,296,863

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$75,434,351	$ —	$ —	$75,434,351
Short-Term Investments:
Money Market Funds	632,918	—	—	632,918
Total	$76,067,269	$ —	$ —	$76,067,269
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$69,802,387
Gross unrealized:
Appreciation	$ 7,409,353
Depreciation	(1,144,471)
Net unrealized appreciation (depreciation) of investments	$ 6,264,882
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Select Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	COMMON STOCKS – 98.0%
	Auto Components – 1.0%
44,645	Cooper Tire & Rubber Co	$ 1,274,615
	Banks – 10.9%
21,468	Banner Corp	1,351,840
36,600	Cathay General Bancorp	1,522,194
36,600	Heritage Financial Corp/WA	1,282,830
70,912	Home BancShares Inc.	1,644,449
19,800	IBERIABANK Corp	1,645,380
29,700	Preferred Bank Los Angeles	1,848,528
32,833	Renasant Corp	1,466,979
78,900	Sterling Bancorp	1,751,580
14,300	Wintrust Financial Corp	1,254,539
	Total Banks	13,768,319
	Biotechnology – 4.4%
12,067	Autolus Therapeutics PLC, (2)	283,333
7,300	Blueprint Medicines Corp, (3)	434,642
30,762	Emergent BioSolutions Inc., (3)	1,671,915
38,079	Fate Therapeutics Inc., (2)	340,045
8,093	FibroGen Inc., (3)	510,668
3,950	Ligand Pharmaceuticals Inc., (3)	862,404
2,800	Loxo Oncology Inc., (3)	469,252
21,000	Repligen Corp, (3)	1,014,930
	Total Biotechnology	5,587,189
	Building Products – 2.6%
41,770	Continental Building Products Inc., (3)	1,332,463
45,461	Gibraltar Industries Inc.	1,975,280
	Total Building Products	3,307,743
	Capital Markets – 1.8%
20,070	Evercore Inc.	2,267,910
	Chemicals – 3.1%
78,392	Ferro Corp	1,765,388
20,691	Ingevity Corporation, (3)	2,062,272
	Total Chemicals	3,827,660

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 2.9%
82,962	Interface Inc.	$1,858,349
18,019	MSA Safety Inc.	1,817,756
	Total Commercial Services & Supplies	3,676,105
	Communications Equipment – 2.7%
63,600	Ciena Corp, (3)	1,615,440
26,514	Plantronics Inc.	1,820,451
	Total Communications Equipment	3,435,891
	Construction & Engineering – 1.5%
40,554	MasTec Inc., (3)	1,887,789
	Electronic Equipment, Instruments & Components – 1.7%
32,080	Belden Inc.	2,077,180
	Energy Equipment & Services – 1.5%
114,600	ProPetro Holding Corp, (3)	1,884,024
	Equity Real Estate Investment Trust – 4.8%
90,700	Brandywine Realty Trust	1,495,643
67,500	Select Income REIT	1,407,375
58,800	STAG Industrial Inc.	1,606,416
112,000	Summit Hotel Properties Inc.	1,584,800
	Total Equity Real Estate Investment Trust	6,094,234
	Food Products – 1.0%
65,800	Nomad Foods Ltd, (3)	1,250,200
	Gas Utilities – 1.5%
23,508	Southwest Gas Holdings Inc.	1,838,326
	Health Care Equipment & Supplies – 3.5%
45,996	AtriCure Inc., (3)	1,317,786
47,720	K2M Group Holdings Inc., (3)	972,056
10,500	LivaNova PLC, (3)	1,156,365
28,500	Novocure Ltd, (3)	969,000
	Total Health Care Equipment & Supplies	4,415,207
	Health Care Providers & Services – 3.6%
30,016	AMN Healthcare Services Inc., (3)	1,815,968
16,023	LHC Group Inc., (3)	1,379,260
41,100	Tivity Health Inc., (3)	1,385,070
	Total Health Care Providers & Services	4,580,298
	Hotels, Restaurants & Leisure – 3.2%
20,482	BJ's Restaurants Inc.	1,295,487

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
23,102	Dave & Buster's Entertainment Inc., (3)	$1,135,463
13,791	Marriott Vacations Worldwide Corp	1,642,646
	Total Hotels, Restaurants & Leisure	4,073,596
	Household Durables – 1.3%
55,115	La-Z-Boy Inc.	1,681,007
	Insurance – 2.4%
35,480	American Equity Investment Life Holding Co	1,267,701
85,969	CNO Financial Group Inc.	1,749,469
	Total Insurance	3,017,170
	Internet Software & Services – 2.3%
39,300	Mimecast Ltd, (3)	1,411,263
59,800	SendGrid Inc., (3)	1,526,694
	Total Internet Software & Services	2,937,957
	IT Services – 1.0%
19,500	InterXion Holding NV, (3)	1,265,160
	Leisure Products – 0.8%
26,419	Malibu Boats Inc., (3)	993,090
	Life Sciences Tools & Services – 1.5%
30,100	Cambrex Corp, (3)	1,881,250
	Machinery – 4.3%
81,889	Evoqua Water Technologies Corp, (3)	1,747,511
45,558	Kennametal Inc.	1,774,940
79,967	Welbilt Inc., (3)	1,823,248
	Total Machinery	5,345,699
	Media – 0.9%
15,269	Nexstar Media Group Inc.	1,136,777
	Mortgage Real Estate Investment Trust – 1.0%
162,000	MFA Financial Inc.	1,304,100
	Multiline Retail – 0.9%
27,199	Big Lots Inc.	1,181,253
	Multi-Utilities – 1.3%
26,195	Black Hills Corp	1,570,914
	Oil, Gas & Consumable Fuels – 4.5%
147,000	Callon Petroleum Co, (3)	1,581,720
41,200	Delek US Holdings Inc.	2,196,784

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
286,500	HighPoint Resources Corp, (3)	$ 1,873,710
	Total Oil, Gas & Consumable Fuels	5,652,214
	Pharmaceuticals – 4.0%
89,000	Horizon Pharma Plc, (3)	1,569,070
35,000	Intersect ENT Inc., (3)	1,132,250
52,925	Optinose Inc., (2)	1,077,024
33,707	Prestige Brands Holdings Inc., (3)	1,204,351
	Total Pharmaceuticals	4,982,695
	Professional Services – 1.1%
21,331	Korn Ferry International	1,407,419
	Road & Rail – 1.4%
54,622	Knight-Swift Transportation Holdings Inc.	1,777,946
	Semiconductors & Semiconductor Equipment – 2.5%
46,300	Entegris Inc.	1,627,445
38,273	Versum Materials Inc.	1,475,424
	Total Semiconductors & Semiconductor Equipment	3,102,869
	Software – 5.0%
29,410	Blackline Inc., (3)	1,255,807
21,887	CommVault Systems Inc., (3)	1,420,466
45,862	Rapid7 Inc., (3)	1,275,422
81,703	TiVo Corp	992,692
21,484	Varonis Systems Inc., (3)	1,284,206
	Total Software	6,228,593
	Specialty Retail – 3.5%
37,981	Aaron's Inc.	1,644,957
53,500	Camping World Holdings Inc., (2)	1,186,095
12,780	Children's Place Retail Stores Inc.	1,570,662
	Total Specialty Retail	4,401,714
	Technology Hardware, Storage & Peripherals – 0.9%
53,206	Pure Storage Inc., (3)	1,152,442
	Textiles, Apparel & Luxury Goods – 1.9%
14,492	Oxford Industries Inc.	1,335,003
18,427	Steven Madden Ltd	995,979
	Total Textiles, Apparel & Luxury Goods	2,330,982
	Thrifts & Mortgage Finance – 2.3%
99,600	Bridgewater Bancshares Inc., (3)	1,269,900

Shares	Description (1)	Value
	Thrifts & Mortgage Finance (continued)
85,050	Radian Group Inc.	$ 1,628,707
	Total Thrifts & Mortgage Finance	2,898,607
	Trading Companies & Distributors – 1.5%
84,552	MRC Global Inc., (3)	1,915,103

	Total Long-Term Investments (cost $106,125,429)	123,411,247

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.3%
	Money Market Funds – 2.3%
2,934,221	First American Government Obligations Fund, Class X, (4)	1.813% (5)	$ 2,934,221
	Total Investments Purchased with Collateral from Securities Lending (cost $2,934,221)		2,934,221

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.1%
	Money Market Funds – 2.1%
2,601,881	First American Treasury Obligations Fund, Class Z	1.753% (5)	$ 2,601,881
	Total Short-Term Investments (cost $2,601,881)		2,601,881
	Total Investments (cost $111,661,531) – 102.4%		128,947,349
	Other Assets Less Liabilities – (2.4)%		(2,966,141)
	Net Assets – 100%		$ 125,981,208
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$123,411,247	$ —	$ —	$123,411,247
Investments Purchased with Collateral from Securities Lending	2,934,221	—	—	2,934,221
Short-Term Investments:
Money Market Funds	2,601,881	—	—	2,601,881
Total	$128,947,349	$ —	$ —	$128,947,349
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$112,685,544
Gross unrealized:
Appreciation	$ 20,890,345
Depreciation	(4,628,540)
Net unrealized appreciation (depreciation) of investments	$ 16,261,805
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,857,608.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: September 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2018